Maturity [Member] Investment Objectives and Goals - iShares iBonds Dec 2033 Term Treasury ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® DEC 2033 TERM TREASURY ETF Ticker: IBTOStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2033.